Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	117 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Feb. 09, 2015
C000151946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Federated Hermes International DividendStrategy Portfolio
Account Value		$ 14,357	$ 14,357	$ 14,357		$ 12,435	$ 10,909	$ 12,227	$ 10,272	$ 10,438	$ 8,849	$ 9,747	$ 8,929	$ 8,938	$ 10,000
Average Annual Return, Percent		15.46%	6.58%	3.79%	[1]
MSCI World ex USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA High Dividend Yield Index
Account Value		$ 16,287.10471	$ 16,287.10471	$ 16,287.10471		13,371.56143	11,268.20267	12,745.56392	9,885.577407	11,659.42481	10,298.25046	11,067.98808	9,185.013477	9,437.168	10,000
Average Annual Return, Percent		21.80%	6.91%	5.14%	[1]
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index2
Account Value		$ 16,906.34516	$ 16,906.34516	$ 16,906.34516		$ 13,652.1294	$ 12,128.77362	$ 15,557.09341	$ 11,473.42073	$ 12,308.97487	$ 11,081.04843	$ 11,884.82509	$ 9,683.020493	$ 9,908.405	$ 10,000
Average Annual Return, Percent	[2]	23.84%	6.55%	5.55%	[1]

[1]	Commenced operations on February 9, 2015.
[2]	The Fund has designated the MSCI World ex-USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.